CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds Variable Insurance Portfolios (1933 Act File No. 33-11466; 1940 Act File No. 811-5017) (“Registrant”) hereby certifies that (a) the form of Statement of Additional Information used with respect to the Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 56 (“Amendment No. 56”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) Amendment No. 56 was filed electronically.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Dated: May 3, 2012	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary